BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
Summary of fair values of assets acquired and the liabilities assumed

01 September
USDm	2022
Intangible assets	1.2
Tangible fixed assets	2.5
Inventories	6.4
Trade receivables	1.6
Other receivables	3.8
Prepayments	1.5
Cash and cash equivalents	3.0
Borrowings	(7.9)
Deferred tax liabilities	(0.3)
Provisions	(0.4)
Other non-current liabilities	(0.8)
Trade payables	(1.5)
Other liabilities	(0.3)
Deferred income	(4.3)
Current tax liabilities	(0.3)
Net identifiable assets acquired	4.2
Goodwill	1.8
Total net assets acquired	6.0
Of which fair value of non-controlling interest	(2.4)
Total purchase consideration	3.6

Cash consideration	2.0
Fair value of previously held interests	1.6
Total purchase consideration	3.6

Cash acquired	3.0
Cash consideration	(2.0)
Acquisition of subsidiaries, net of cash acquired	1.0